CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) $ in Millions	Jan. 01, 2018 USD ($)
Retained earnings
Impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	$ 13
Retained earnings | Increase (decrease) due to application of IFRS 15
Impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	20
Retained earnings | Increase (decrease) due to application of Ifrs 9
Impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	7
Cash flow hedge reserve | Increase (decrease) due to application of Ifrs 9
Impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	16
Cost of hedging reserve | Increase (decrease) due to application of Ifrs 9
Impact of adoption of IFRS standards
Cumulative effect adjustment of adoption of IFRS standard	$ 18